Total
American Beacon SSI Alternative Income Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information is available from your financial professional and in “Choosing Your Share Class” on page 41 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Beacon SSI Alternative Income Fund	Y Class	R5 Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Beacon SSI Alternative Income Fund		Y Class	R5 Class	Investor Class
Management Fees		1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees		none	none	none
Other Expenses	[1]	0.44%	0.34%	0.83%
Dividend Expenses on Securities Sold Short		0.17%	0.15%	0.18%
Remainder of Other Expenses		0.27%	0.19%	0.65%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	1.77%	1.67%	2.16%
Fee Waiver and/or expense reimbursement	[3]	(0.58%)	(0.57%)	(0.71%)
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement		1.19%	1.10%	1.45%
[1]	During the fiscal year ended June 30, 2022, the Fund paid amounts to American Beacon Advisors, Inc. (the “Manager”) that were previously waived and/or reimbursed by the Manager under a contractual fee waiver/expense reimbursement agreement for the Fund’s Y Class and R5 Class shares in the amount of 0.04% for the Y Class shares and 0.05% for the R5 Class shares.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Manager has contractually agreed to waive fees and/or reimburse expenses of the Fund’s Y Class, R5 Class and Investor Class shares, as applicable, through October 31, 2024 to the extent that Total Annual Fund Operating Expenses exceed 0.99 % for the Y Class, 0.92% for the R5 Class and 1.24% for the Investor Class (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses). As part of this arrangement, SSI Investment Management LLC (the “Sub-Advisor”) has contractually agreed to waive a portion of its sub-advisory fees equal to 0.44% of the Fund’s average daily net assets under the Sub-Advisor’s management through October 31, 2024. The contractual expense reimbursement and fee waiver by the Manager and the contractual fee waiver by the Sub-Advisor can be changed or terminated only in the discretion and with the approval of a majority of the Fund’s Board of Trustees. The Manager may also, from time to time, voluntarily waive fees and/or reimburse expenses of the Fund. The Manager (but not the Sub-Advisor) can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or the time of the recoupment.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Example reflects the fee waiver/expense reimbursement arrangement for each share class through October 31, 2024. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

Expense Example - American Beacon SSI Alternative Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Y Class	121	451	857	1,993
R5 Class	112	421	806	1,886
Investor Class	148	547	1,036	2,387